UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS
================================


WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------



FACE/SHARE
AMOUNT            SECURITY NAME                                                                   VALUE

INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
       N/A        C&B LARGE CAP VALUE PORTFOLIO                                                 $236,434,189

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $228,984,403)                             236,434,189
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $228,984,403)*                         100.00%                                            $236,434,189
                                             -------                                            ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                    VALUE

COMMON STOCK - 94.08%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.46%
  381,300         JONES APPAREL GROUP INCORPORATED                                                             $ 12,823,119
1,137,200         TOMMY HILFIGER CORPORATION+                                                                    11,167,304

                                                                                                                 23,990,423
                                                                                                               ------------

BUSINESS SERVICES - 12.64%
  460,200         CATALINA MARKETING CORPORATION                                                                 11,827,140
  262,900         EQUIFAX INCORPORATED                                                                            7,440,070
  736,250         IMS HEALTH INCORPORATED                                                                        17,213,525
1,094,500         MONEYGRAM INTERNATIONAL INCORPORATED                                                           21,233,300
4,207,100         PARAMETRIC TECHNOLOGY CORPORATION+                                                             23,980,470
  217,763         VIAD CORPORATION((                                                                              6,047,279

                                                                                                                 87,741,784
                                                                                                               ------------

CHEMICALS & ALLIED PRODUCTS - 2.06%
  407,578         ALBEMARLE CORPORATION                                                                          14,310,064
                                                                                                               ------------

EATING & DRINKING PLACES - 7.32%
  394,400         ARAMARK CORPORATION CLASS B                                                                    10,250,456
  623,171         CBRL GROUP INCORPORATED((                                                                      25,618,560
  381,300         WENDY'S INTERNATIONAL INCORPORATED                                                             14,954,586

                                                                                                                 50,823,602
                                                                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.96%
5,193,073         ADC TELECOMMUNICATIONS INCORPORATED+((                                                         13,346,198
  453,576         AVX CORPORATION                                                                                 5,261,482
1,192,765         MYKROLIS CORPORATION+                                                                          15,732,570

                                                                                                                 34,340,250
                                                                                                               ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.49%
  732,321         SNAP-ON INCORPORATED                                                                           24,247,148
                                                                                                               ------------

FOOD & KINDRED PRODUCTS - 0.93%
  304,400         PEPSIAMERICAS INCORPORATED                                                                      6,468,500
                                                                                                               ------------

FURNITURE & FIXTURES - 2.06%
1,051,800         STEELCASE INCORPORATED                                                                         14,325,516
                                                                                                               ------------

GENERAL MERCHANDISE STORES - 5.11%
2,563,700         BIG LOTS INCORPORATED+                                                                         28,867,262
  325,983         DOLLAR GENERAL CORPORATION((                                                                    6,588,116

                                                                                                                 35,455,378
                                                                                                               ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                   VALUE

HEALTH SERVICES - 2.24%
  361,500         UNIVERSAL HEALTH SERVICES CLASS B                                                            $ 15,558,960
                                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.88%
  440,000         DOVER CORPORATION                                                                              16,852,000
1,840,600         ENTEGRIS INCORPORATED+                                                                         16,362,934
  920,330         PALL CORPORATION                                                                               24,784,487
   95,100         TENNANT COMPANY                                                                                 3,681,321

                                                                                                                 61,680,742
                                                                                                               ------------

INSURANCE AGENTS, BROKERS & SERVICE - 5.74%
  539,000         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           22,945,230
  986,014         UNUMPROVIDENT CORPORATION((                                                                    16,929,860

                                                                                                                 39,875,090
                                                                                                               ------------

INSURANCE CARRIERS - 5.72%
  113,444         AMBAC FINANCIAL GROUP INCORPORATED((                                                            8,721,575
  313,193         MBIA INCORPORATED((                                                                            18,710,150
  303,024         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         12,296,714

                                                                                                                 39,728,439
                                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.87%
  131,500         BECTON DICKINSON & COMPANY                                                                      7,449,475
  690,260         HAEMONETICS CORPORATION MASSACHUSETTS+                                                         26,830,406
  544,200         METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                     27,297,072

                                                                                                                 61,576,953
                                                                                                               ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.23%
  788,858         HASBRO INCORPORATED((                                                                          15,461,617
                                                                                                               ------------

MISCELLANEOUS RETAIL - 3.59%
  938,670         ZALE CORPORATION+((                                                                            24,931,075
                                                                                                               ------------

PRIMARY METAL INDUSTRIES - 3.78%
  530,452         HUBBELL INCORPORATED CLASS B                                                                   26,267,983
                                                                                                               ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.50%
  394,400         HARTE HANKS INCORPORATED                                                                       10,431,880
                                                                                                               ------------

TRANSPORTATION EQUIPMENT - 3.61%
1,016,925         FEDERAL SIGNAL CORPORATION((                                                                   16,809,770
  328,700         SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED((                                                8,273,379

                                                                                                                 25,083,149
                                                                                                               ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                    VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 2.01%
   689,800        HAIN CELESTIAL GROUP INCORPORATED+((                                                         $ 13,878,776
                                                                                                               ------------

WHOLESALE TRADE-DURABLE GOODS - 3.88%
   427,277        CARLISLE COMPANIES INCORPORATED                                                                26,948,360
                                                                                                               ------------

TOTAL COMMON STOCK (COST $600,091,869)                                                                          653,125,689
                                                                                                               ------------

COLLATERAL FOR SECURITIES LENDING - 4.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.62%
 4,274,285        SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                          4,274,285
                                                                                                               ------------

PRINCIPAL                                                                  INTEREST RATE     MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 4.17%
20,000,000        BEAR STEARNS & COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT   2.50%          02/01/2005        20,000,000
 9,000,000        BEAR STEARNS INTL ABS REPURCHASE AGREEMENT                    2.55           02/01/2005         9,000,000

                                                                                                                 29,000,000
                                                                                                               ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,274,285)                                                       33,274,285
                                                                                                               ------------

SHORT-TERM INVESTMENTS - 1.13%
 7,843,629        WELLS FARGO MONEY MARKET TRUST~++                                                               7,843,629
                                                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,843,629)                                                                    7,843,629
                                                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $641,209,783)*                         100.00%                                                           $694,243,602
                                             -------                                                           ------------

+  NON-INCOME EARNING SECURITIES.
(( ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  (SEE NOTE 2)
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,843,629.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.
















THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                  VALUE

COMMON STOCK - 95.74%

APPAREL & ACCESSORY STORES - 1.26%
     7,700        KOHL'S CORPORATION+                                                                        $   361,977
                                                                                                             -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.64%
    10,970        JONES APPAREL GROUP INCORPORATED                                                               368,921
     7,340        VF CORPORATION                                                                                 390,121

                                                                                                                 759,042
                                                                                                             -----------

BUSINESS SERVICES - 7.91%
    12,950        MANPOWER INCORPORATED                                                                          630,017
    21,410        MICROSOFT CORPORATION                                                                          562,655
     7,400        OMNICOM GROUP INCORPORATED                                                                     628,186
    79,730        PARAMETRIC TECHNOLOGY CORPORATION+                                                             454,461

                                                                                                               2,275,319
                                                                                                             -----------

CHEMICALS & ALLIED PRODUCTS - 5.48%
    17,010        BRISTOL-MYERS SQUIBB COMPANY                                                                   398,714
    12,100        COLGATE PALMOLIVE COMPANY                                                                      635,734
    19,370        MERCK & COMPANY INCORPORATED                                                                   543,329

                                                                                                               1,577,777
                                                                                                             -----------

COMMUNICATIONS - 4.43%
    19,700        COMCAST CORPORATION+                                                                           622,717
    25,050        VODAFONE GROUP PLC ADR                                                                         650,799

                                                                                                               1,273,516
                                                                                                             -----------

DEPOSITORY INSTITUTIONS - 6.05%
    12,142        BANK OF AMERICA CORPORATION                                                                    563,024
    12,960        JP MORGAN CHASE & COMPANY                                                                      483,797
    15,400        STATE STREET CORPORATION                                                                       690,074

                                                                                                               1,736,895
                                                                                                             -----------

EATING & DRINKING PLACES - 6.55%
    16,400        ARAMARK CORPORATION CLASS B                                                                    426,236
    24,080        MCDONALD'S CORPORATION                                                                         779,951
    17,340        WENDY'S INTERNATIONAL INCORPORATED                                                             680,075

                                                                                                               1,886,262
                                                                                                             -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.54%
    25,000        MOLEX INCORPORATED CLASS A                                                                     638,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    25,000        NOKIA OYJ ADR                                                                              $   382,000

                                                                                                               1,020,000
                                                                                                             -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.64%
    14,270        SNAP-ON INCORPORATED                                                                           472,480
                                                                                                             -----------

FOOD & KINDRED PRODUCTS - 1.76%
    10,320        ANHEUSER-BUSCH COMPANIES INCORPORATED                                                          507,537
                                                                                                             -----------

FURNITURE & FIXTURES - 2.62%
    21,190        LEGGETT & PLATT INCORPORATED                                                                   603,915
    11,000        STEELCASE INCORPORATED                                                                         149,820

                                                                                                                 753,735
                                                                                                             -----------

GENERAL MERCHANDISE STORES - 3.34%
    85,400        BIG LOTS INCORPORATED+                                                                         961,604
                                                                                                             -----------

HEALTH SERVICES - 2.12%
    13,690        HCA INCORPORATED                                                                               609,479
                                                                                                             -----------

HOLDING & OTHER INVESTMENT OFFICES - 2.32%
       223        BERKSHIRE HATHAWAY INCORPORATED+                                                               667,686
                                                                                                             -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.76%
    19,000        DOVER CORPORATION                                                                              727,700
    14,350        PITNEY BOWES INCORPORATED                                                                      642,019

                                                                                                               1,369,719
                                                                                                             -----------

INSURANCE CARRIERS - 6.31%
    11,000        ALLSTATE CORPORATION                                                                           554,840
    11,870        MBIA INCORPORATED                                                                              709,114
    13,590        PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         551,482

                                                                                                               1,815,436
                                                                                                             -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.52%
    16,610        BAXTER INTERNATIONAL INCORPORATED                                                              560,754
     7,980        BECTON DICKINSON & COMPANY                                                                     452,067

                                                                                                               1,012,821
                                                                                                             -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.00%
     7,620        EATON CORPORATION                                                                              518,084




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
    32,300        HASBRO INCORPORATED                                                                        $   633,080

                                                                                                               1,151,164
                                                                                                             -----------

MISCELLANEOUS RETAIL - 3.55%
    38,480        ZALE CORPORATION+                                                                            1,022,029
                                                                                                             -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.40%
    10,400        AMERICAN EXPRESS COMPANY                                                                       554,840
    15,100        COUNTRYWIDE FINANCIAL CORPORATION                                                              558,700
     6,760        FREDDIE MAC                                                                                    441,360

                                                                                                               1,554,900
                                                                                                             -----------

PAPER & ALLIED PRODUCTS - 2.03%
     8,900        KIMBERLY-CLARK CORPORATION                                                                     583,039
         8        NEENAH PAPER INCORPORATED                                                                          240

                                                                                                                 583,279
                                                                                                             -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.24%
    13,700        EXXONMOBIL CORPORATION                                                                         706,920
     8,780        ROYAL DUTCH PETROLEUM COMPANY                                                                  513,367

                                                                                                               1,220,287
                                                                                                             -----------

PRIMARY METAL INDUSTRIES - 2.85%
     9,200        ENGELHARD CORPORATION                                                                          276,460
    11,000        HUBBELL INCORPORATED CLASS B                                                                   544,720

                                                                                                                 821,180
                                                                                                             -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.73%
     5,300        GANNETT COMPANY INCORPORATED                                                                   424,212
    17,420        VIACOM INCORPORATED CLASS B                                                                    650,463

                                                                                                               1,074,675
                                                                                                             -----------

TRANSPORTATION EQUIPMENT - 2.51%
     7,000        GENERAL DYNAMICS CORPORATION                                                                   722,750
                                                                                                             -----------

WATER TRANSPORTATION - 1.18%
     5,900        CARNIVAL CORPORATION                                                                           339,840
                                                                                                             -----------

TOTAL COMMON STOCK (COST $24,595,664)                                                                         27,551,389
                                                                                                             -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO EQUITY FUNDS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                 VALUE

SHORT-TERM INVESTMENTS - 4.26%
 1,225,754         WELLS FARGO MONEY MARKET TRUST~++                                                         $ 1,225,754
                                                                                                             -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,225,754)                                                                 1,225,754
                                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,821,418)*                          100.00%                                                         $28,777,143
                                             -------                                                         -----------

+  NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,225,754.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




















THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust


                                                     By: /s/Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

Date:  February 15, 2005

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     Wells Fargo Funds Trust


                                                     By:  /s/Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                     By:  /s/Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: February 15, 2005

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:


1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:


1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Fund, C&B Mid Cap Value Fund and Wells Fargo Tax-Managed Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust